NOTE 20: RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS

The Company’s related parties include key management personnel and any transactions with such parties for goods and/or services that are made on regular commercial terms. During the years ended December 31, 2018 and 2017, the Company did not enter into any transactions with related parties outside of compensation to key management personnel as disclosed below. Key management are those personnel having the authority and responsibility for planning, directing, and controlling the Company. Salaries and benefits, bonuses, and termination benefits are included in operating expenses and share-based payments are recorded as share-based payment expense or share capital.

Key management compensation includes:

	Years ended December 31,
	2018	2017	2016
Salaries and benefits	$1,063,748	$221,700	$195,000
Share-based payments	892,417	–	–
	$1,956,165	$221,700	$195,000

Included in salaries and benefits for the year ended December 31, 2018 is $477,180 (2017 - $nil; 2016 - $nil) related to 2,000,000 shares awarded to the former CEO (notes 14(a)).

As at December 31, 2018, $nil (December 31, 2017 - $133,775), is due from related parties for the Transaction. The outstanding balance was non-interest bearing, unsecured and due on demand.

As at December 31, 2018, $12,575 (December 31, 2017 - $16,170) is due to related parties for final settlement of the purchase of Presto operations. The outstanding balance is non-interest bearing, unsecured and due on demand.